Distribution Date:	10/18/21	Morgan Stanley Capital I Trust 2015-MS1
Determination Date:	10/12/21
Next Distribution Date:	11/18/21
Record Date:	09/30/21	Commercial Mortgage Pass-Through Certificates
Series 2015-MS1

Table of Contents				Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Morgan Stanley Capital I Inc.
Certificate Factor Detail	3		General Information Number	(212) 761-4000	cmbs_notices@morganstanley.com
Certificate Interest Reconciliation Detail	4		1585 Broadway, | New York, NY 10036
		Master Servicer	Midland Loan Services
Exchangeable Certificate Detail	5
			askmidlandls.com	(913) 253-9000
Additional Information	6
			A Division of PNC Bank, N.A.,10851 Mastin Street, Building 82 | Overland Park, KS 66210
Bond / Collateral Reconciliation - Cash Flows	7	Special Servicer	Midland Loan Services
Bond / Collateral Reconciliation - Balances	8		askmidlandls.com	(913) 253-9000
Current Mortgage Loan and Property Stratification	9-13		A Division of PNC Bank, N.A.,10851 Mastin Street, Building 82 | Overland Park, KS 66210
Mortgage Loan Detail (Part 1)	14-15	Trust Advisor	Park Bridge Lender Services LLC
Mortgage Loan Detail (Part 2)	16-17		David Rodgers	(212) 230-9025
Principal Prepayment Detail	18		600 Third Avenue,40th Floor | New York, NY 10016
Historical Detail	19	Certificate Administrator	Wells Fargo Bank, N.A.
			Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Delinquency Loan Detail	20				trustadministrationgroup@wellsfargo.com
Collateral Stratification and Historical Detail	21		9062 Old Annapolis Road, | Columbia, MD 21045
Specially Serviced Loan Detail - Part 1	22
Specially Serviced Loan Detail - Part 2	23
Modified Loan Detail	24
Historical Liquidated Loan Detail	25
Historical Bond / Collateral Loss Reconciliation Detail	26
Interest Shortfall Detail - Collateral Level	27
Supplemental Notes	28

This report is compiled by Wells Fargo Bank, N.A. from information provided by third parties. Wells Fargo Bank, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and special notices. In addition, certificateholders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class (3)	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	61765DAQ1	1.638000%	31,800,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	61765DAR9	3.261000%	17,000,000.00	16,999,999.77	0.02	46,197.50	0.00	0.00	46,197.52	16,999,999.75	31.54%	30.00%
A-SB	61765DAS7	3.458000%	45,200,000.00	34,458,150.37	803,314.30	99,296.90	0.00	0.00	902,611.20	33,654,836.07	31.54%	30.00%
A-3	61765DAT5	3.510000%	215,000,000.00	215,000,000.00	0.00	628,875.00	0.00	0.00	628,875.00	215,000,000.00	31.54%	30.00%
A-4	61765DAU2	3.779000%	310,798,000.00	310,798,000.00	0.00	978,754.70	0.00	0.00	978,754.70	310,798,000.00	31.54%	30.00%
A-S	61765DAW8	4.031220%	52,019,000.00	52,019,000.00	0.00	174,750.04	0.00	0.00	174,750.04	52,019,000.00	25.37%	24.13%
B	61765DAX6	4.031220%	70,834,000.00	70,834,000.00	0.00	237,956.21	0.00	0.00	237,956.21	70,834,000.00	16.95%	16.13%
C	61765DAZ1	4.031220%	32,097,000.00	32,097,000.00	0.00	107,825.06	0.00	0.00	107,825.06	32,097,000.00	13.14%	12.50%
D	61765DAC2	4.031220%	40,951,000.00	40,951,000.00	0.00	137,568.75	0.00	0.00	137,568.75	40,951,000.00	8.28%	7.88%
E	61765DAE8	4.031220%	18,815,000.00	18,815,000.00	0.00	63,206.17	0.00	0.00	63,206.17	18,815,000.00	6.05%	5.75%
F	61765DAG3	4.031220%	14,388,000.00	14,388,000.00	0.00	48,334.33	0.00	0.00	48,334.33	14,388,000.00	4.34%	4.13%
G	61765DAJ7	4.031220%	36,524,723.00	36,524,723.00	0.00	221,703.12	0.00	0.00	221,703.12	36,524,723.00	0.00%	0.00%
V	61765DAM0	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	61765DAP3	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			885,426,725.00	842,884,873.14	803,314.32	2,744,467.78	0.00	0.00	3,547,782.10	842,081,558.82

Notional Certificates
X-A	61765DAV0	0.386826%	619,798,000.00	577,256,150.14	0.00	186,081.45	0.00	0.00	186,081.45	576,452,835.82
Notional SubTotal			619,798,000.00	577,256,150.14	0.00	186,081.45	0.00	0.00	186,081.45	576,452,835.82

Deal Distribution Total					803,314.32	2,930,549.23	0.00	0.00	3,733,863.55

(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month's Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.
(3)

Class A-S, Class B, Class C all represent the "Regular Interest" of these respective classes. For details on how the balances and payments of these "Regular Interests" are split between their respective certificates and the Exchangeable Class PST, please refer to page 5.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 2 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution Interest Distribution		/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	61765DAQ1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	61765DAR9	999.99998647	0.00000118	2.71750000	0.00000000	0.00000000	0.00000000	0.00000000	2.71750118	999.99998529
A-SB	61765DAS7	762.34845951	17.77244027	2.19683407	0.00000000	0.00000000	0.00000000	0.00000000	19.96927434	744.57601925
A-3	61765DAT5	1,000.00000000	0.00000000	2.92500000	0.00000000	0.00000000	0.00000000	0.00000000	2.92500000	1,000.00000000
A-4	61765DAU2	1,000.00000000	0.00000000	3.14916666	0.00000000	0.00000000	0.00000000	0.00000000	3.14916666	1,000.00000000
A-S	61765DAW8	1,000.00000000	0.00000000	3.35935024	0.00000000	0.00000000	0.00000000	0.00000000	3.35935024	1,000.00000000
B	61765DAX6	1,000.00000000	0.00000000	3.35935017	0.00000000	0.00000000	0.00000000	0.00000000	3.35935017	1,000.00000000
C	61765DAZ1	1,000.00000000	0.00000000	3.35935010	0.00000000	0.00000000	0.00000000	0.00000000	3.35935010	1,000.00000000
D	61765DAC2	1,000.00000000	0.00000000	3.35935020	0.00000000	0.00000000	0.00000000	0.00000000	3.35935020	1,000.00000000
E	61765DAE8	1,000.00000000	0.00000000	3.35934999	0.00000000	0.00000000	0.00000000	0.00000000	3.35934999	1,000.00000000
F	61765DAG3	1,000.00000000	0.00000000	3.35935015	0.00000000	0.00000000	0.00000000	0.00000000	3.35935015	1,000.00000000
G	61765DAJ7	1,000.00000000	0.00000000	6.06994665	(2.71059660)	15.62769552	0.00000000	0.00000000	6.06994665	1,000.00000000
V	61765DAM0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	61765DAP3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	61765DAV0	931.36175034	0.00000000	0.30022919	0.00000000	0.00000000	0.00000000	0.00000000	0.30022919	930.06565981

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 3 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	09/01/21 - 09/30/21	30	0.00	46,197.50	0.00	46,197.50	0.00	0.00	0.00	46,197.50	0.00
A-SB	09/01/21 - 09/30/21	30	0.00	99,296.90	0.00	99,296.90	0.00	0.00	0.00	99,296.90	0.00
A-3	09/01/21 - 09/30/21	30	0.00	628,875.00	0.00	628,875.00	0.00	0.00	0.00	628,875.00	0.00
A-4	09/01/21 - 09/30/21	30	0.00	978,754.70	0.00	978,754.70	0.00	0.00	0.00	978,754.70	0.00
X-A	09/01/21 - 09/30/21	30	0.00	186,081.45	0.00	186,081.45	0.00	0.00	0.00	186,081.45	0.00
A-S	09/01/21 - 09/30/21	30	0.00	174,750.04	0.00	174,750.04	0.00	0.00	0.00	174,750.04	0.00
B	09/01/21 - 09/30/21	30	0.00	237,956.21	0.00	237,956.21	0.00	0.00	0.00	237,956.21	0.00
C	09/01/21 - 09/30/21	30	0.00	107,825.06	0.00	107,825.06	0.00	0.00	0.00	107,825.06	0.00
D	09/01/21 - 09/30/21	30	0.00	137,568.75	0.00	137,568.75	0.00	0.00	0.00	137,568.75	0.00
E	09/01/21 - 09/30/21	30	0.00	63,206.17	0.00	63,206.17	0.00	0.00	0.00	63,206.17	0.00
F	09/01/21 - 09/30/21	30	0.00	48,334.33	0.00	48,334.33	0.00	0.00	0.00	48,334.33	0.00
G	09/01/21 - 09/30/21	30	669,801.04	122,699.33	0.00	122,699.33	(99,003.79)	0.00	0.00	221,703.12	570,797.25
V	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
R	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			669,801.04	2,831,545.44	0.00	2,831,545.44	(99,003.79)	0.00	0.00	2,930,549.23	570,797.25

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 4 of 28

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	61765DAW8	4.031220%	52,019,000.00	52,019,000.00	0.00	174,750.04	0.00	0.00	174,750.04	52,019,000.00
A-S (PST)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	61765DAX6	4.031220%	70,834,000.00	70,834,000.00	0.00	237,956.21	0.00	0.00	237,956.21	70,834,000.00
B (PST)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	61765DAZ1	4.031220%	32,097,000.00	32,097,000.00	0.00	107,825.06	0.00	0.00	107,825.06	32,097,000.00
C (PST)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			154,950,000.03	154,950,000.00	0.00	520,531.31	0.00	0.00	520,531.31	154,950,000.00

Exchangeable Certificate Details
PST	61765DAY4	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 5 of 28

Additional Information
Total Available Distribution Amount (1)	3,733,863.55
(1) The Available Distribution Amount includes any Prepayment Penalties.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 6 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,848,566.87	Master Servicing Fee	11,952.98
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	3,160.82
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	351.20
ARD Interest	0.00	Trust Advisor Fee	1,556.43
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,848,566.87	Total Fees	17,021.43

Principal		Expenses/Reimbursements
Scheduled Principal	803,314.32	Reimbursement for Interest on Advances	882.30
Unscheduled Principal Collections		ASER Amount	56,491.10
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	(156,377.19)
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	803,314.32	Total Expenses/Reimbursements	(99,003.79)

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,930,549.23
Excess Liquidation Proceeds	0.00	Principal Distribution	803,314.32
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,733,863.55
Total Funds Collected	3,651,881.19	Total Funds Distributed	3,651,881.19

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential			Page 7 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	842,884,874.07	842,884,874.07	Beginning Certificate Balance	842,884,873.14
(-) Scheduled Principal Collections	803,314.32	803,314.32	(-) Principal Distributions	803,314.32
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	842,081,559.75	842,081,559.75	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	843,086,008.00	843,086,008.00	Ending Certificate Balance	842,081,558.82
Ending Actual Collateral Balance	842,292,959.76	842,292,959.76

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.93)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.93)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.03%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential				Page 8 of 28

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	3	15,099,550.51	1.79%	42	4.3854	NAP	Defeased	3	15,099,550.51	1.79%	42	4.3854	NAP
10,000,000 or less	30	160,021,476.84	19.00%	42	4.1550	1.697972	1.20 or less	17	308,980,341.97	36.69%	41	4.1581	0.800938
10,000,001 to 20,000,000	11	165,511,272.26	19.66%	43	4.1474	1.372072	1.21 - 1.30	3	35,587,060.54	4.23%	42	3.9788	1.276567
20,000,001 to 30,000,000	3	73,187,305.85	8.69%	42	4.0212	1.811761	1.31 - 1.40	4	98,427,284.06	11.69%	43	3.8999	1.368997
30,000,001 to 40,000,000	3	112,648,860.14	13.38%	43	4.1484	0.484185	1.41 - 1.50	3	18,616,730.54	2.21%	42	4.4150	1.454110
40,000,001 to 50,000,000	3	140,113,094.15	16.64%	43	3.6902	3.435482	1.51 - 1.60	2	9,724,970.91	1.15%	43	4.4010	1.564334
50,000,001 to 60,000,000	2	108,500,000.00	12.88%	43	4.1858	1.514424	1.61 - 1.70	3	75,166,911.47	8.93%	41	3.9836	1.612842
60,000,001 to 70,000,000	1	67,000,000.00	7.96%	41	3.9500	1.610000	1.71 - 1.80	3	22,195,822.46	2.64%	72	4.1274	1.733648
70,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000	1.81 - 1.90	4	90,686,679.41	10.77%	44	4.2133	1.830272
Totals	56	842,081,559.75	100.00%	43	4.0554	1.737386	1.91 - 2.00	4	25,152,618.13	2.99%	42	4.0116	1.982217
							2.01 - 2.10	1	11,986,440.67	1.42%	44	4.0750	2.060000
							2.11 - 2.20	0	0.00	0.00%	0	0.0000	0.000000
							2.21 - 2.30	1	27,000,000.00	3.21%	42	4.0000	2.220000
							2.31 - 2.60	5	44,412,691.87	5.27%	42	4.0624	2.427898
							2.61 - 2.70	0	0.00	0.00%	0	0.0000	0.000000
							2.71 - 4.00	1	4,874,132.24	0.58%	43	3.8000	3.440000
							4.01 - 4.10	0	0.00	0.00%	0	0.0000	0.000000
							4.11 - 5.90	0	0.00	0.00%	0	0.0000	0.000000
							5.91 or greater	2	54,170,324.97	6.43%	42	3.3923	7.103031
							Totals	56	842,081,559.75	100.00%	43	4.0554	1.737386
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 9 of 28

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	3	15,099,550.51	1.79%	42	4.3854	NAP
							Defeased	3	15,099,550.51	1.79%	42	4.3854	NAP
Alabama	2	22,243,011.57	2.64%	16	4.4632	1.232271
							Industrial	1	19,200,000.00	2.28%	43	4.2200	2.480000
California	13	180,373,378.20	21.42%	43	4.1604	1.728649
							Lodging	5	74,061,030.29	8.79%	42	4.0035	0.582286
Colorado	1	4,658,121.24	0.55%	44	4.2400	1.830000
							Mixed Use	4	69,468,529.40	8.25%	42	3.5349	5.533169
Connecticut	1	15,205,679.09	1.81%	44	4.2400	1.830000
							Multi-Family	10	125,880,548.87	14.95%	43	4.2955	1.315608
Florida	6	50,875,426.95	6.04%	43	4.1045	0.919048
							Office	3	46,901,272.29	5.57%	43	4.0917	1.661024
Illinois	3	77,939,947.42	9.26%	41	4.0125	1.583475
							Other	2	127,000,000.00	15.08%	42	3.8354	1.392677
Iowa	1	13,224,071.94	1.57%	44	4.2400	1.830000
							Retail	29	350,909,005.35	41.67%	43	4.1165	1.493375
Kansas	1	10,143,464.27	1.20%	44	4.2400	1.830000
							Self Storage	2	13,561,623.04	1.61%	42	4.5325	1.470552
Maryland	1	32,648,860.14	3.88%	45	4.8547	0.960000
							Totals	59	842,081,559.75	100.00%	43	4.0554	1.737386
Massachusetts	2	25,357,630.82	3.01%	41	3.8081	2.116971

Minnesota	1	1,884,561.48	0.22%	41	4.2250	1.690000

Montana	1	12,373,022.77	1.47%	44	4.2400	1.830000

New York	6	232,872,983.20	27.65%	42	3.8487	2.219618

North Carolina	1	3,363,389.26	0.40%	42	4.3400	1.090000

South Carolina	1	1,900,000.00	0.23%	43	4.2700	1.950000

Texas	8	55,011,627.13	6.53%	42	4.0679	1.607814

Utah	1	5,574,401.77	0.66%	42	4.4500	1.500000

Vermont	1	4,480,388.21	0.53%	42	4.1225	1.110000

Virginia	2	19,080,642.08	2.27%	43	4.0680	1.895714

Washington	3	57,771,401.70	6.86%	55	3.7235	1.348808

Totals	59	842,081,559.75	100.00%	43	4.0554	1.737386

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 10 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	15,099,550.51	1.79%	42	4.3854	NAP	Defeased	3	15,099,550.51	1.79%	42	4.3854	NAP
	3.500% or less	2	90,113,094.15	10.70%	43	3.4073	4.587081	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.501% to 4.000%	16	251,517,349.99	29.87%	42	3.8691	1.688410	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.500%	32	427,527,579.62	50.77%	44	4.1983	1.259008	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% or greater	3	57,823,985.48	6.87%	34	4.7335	1.093078	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	56	842,081,559.75	100.00%	43	4.0554	1.737386	49 months or greater	53	826,982,009.24	98.21%	43	4.0494	1.740651
								Totals	56	842,081,559.75	100.00%	43	4.0554	1.737386
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 11 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	15,099,550.51	1.79%	42	4.3854	NAP	Defeased	3	15,099,550.51	1.79%	42	4.3854	NAP
	84 months or less	52	816,387,800.79	96.95%	42	4.0471	1.741049	Interest Only	16	486,075,000.00	57.72%	42	3.9902	1.987127
85 months to 115 months		0	0.00	0.00%	0	0.0000	0.000000	180 months or less	0	0.00	0.00%	0	0.0000	0.000000
	120 months or greater	0	0.00	0.00%	0	0.0000	0.000000	231 months to 300 months	33	318,503,320.50	37.82%	41	4.1329	1.306730
	Totals	55	831,487,351.30	98.74%	42	4.0532	1.737735	301 months to 350	0	0.00	0.00%	0	0.0000	0.000000
								351 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	55	831,487,351.30	98.74%	42	4.0532	1.737735
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 12 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	15,099,550.51	1.79%	42	4.3854	NAP	300 months or less	1	10,594,208.45	1.26%	103	4.2290	1.710000
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000	301 months to 350 months	0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	52	811,251,061.92	96.34%	43	4.0446	1.785263	351 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	13 to 24 months	1	15,730,947.32	1.87%	43	4.3000	(0.560000)	Totals	1	10,594,208.45	1.26%	103	4.2290	1.710000
	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	56	842,081,559.75	100.00%	43	4.0554	1.737386
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 13 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
01A1	30309662	RT	Various	Various	Actual/360	4.240%	194,333.33	0.00	0.00	N/A	06/01/25	--	55,000,000.00	55,000,000.00	10/01/21
01A4	30309663				Actual/360	4.240%	88,333.33	0.00	0.00	N/A	06/01/25	--	25,000,000.00	25,000,000.00	10/01/21
02A2	30309657	98	Chicago	IL	Actual/360	3.950%	220,541.67	0.00	0.00	03/05/25	03/05/45	--	67,000,000.00	67,000,000.00	10/05/21
03A2	30309660	98	New York	NY	Actual/360	3.708%	123,583.33	0.00	0.00	05/05/25	05/05/45	--	40,000,000.00	40,000,000.00	10/05/21
03A5	30309661				Actual/360	3.708%	61,791.67	0.00	0.00	05/05/25	05/05/45	--	20,000,000.00	20,000,000.00	10/05/21
04A2	30309658	RT	Port Chester	NY	Actual/360	4.130%	184,129.17	0.00	0.00	N/A	04/01/25	--	53,500,000.00	53,500,000.00	04/01/21
05A1-3	30309654	RT	Lynnwood	WA	Actual/360	3.479%	116,731.97	153,771.79	0.00	N/A	06/01/25	--	40,266,865.94	40,113,094.15	10/01/21
6	30309664	MU	New York	NY	Actual/360	3.350%	139,583.33	0.00	0.00	N/A	04/01/25	--	50,000,000.00	50,000,000.00	10/01/21
7	30309665	RT	Westlake Village	CA	Actual/360	4.200%	175,000.00	0.00	0.00	N/A	05/01/25	--	50,000,000.00	50,000,000.00	10/01/21
08A1	30309659	LO	New York	NY	Actual/360	4.013%	133,763.44	0.00	0.00	N/A	03/01/25	--	40,000,000.00	40,000,000.00	10/01/21
9	30309666	MF	Silver Spring	MD	Actual/360	4.855%	132,259.92	43,293.16	0.00	N/A	07/01/25	--	32,692,153.30	32,648,860.14	10/01/21
10	30309667	OF	Encino	CA	Actual/360	4.000%	90,000.00	0.00	0.00	N/A	04/01/25	--	27,000,000.00	27,000,000.00	10/01/21
11	30309668	MF	Boston	MA	Actual/360	3.790%	67,062.68	46,259.36	0.00	N/A	03/01/25	--	21,233,565.21	21,187,305.85	10/01/21
12	30309640	IN	Vernon	CA	Actual/360	4.220%	67,520.00	0.00	0.00	N/A	05/01/25	--	19,200,000.00	19,200,000.00	10/01/21
13	30309669	RT	Van Nuys	CA	Actual/360	4.370%	69,191.67	0.00	0.00	N/A	07/01/25	--	19,000,000.00	19,000,000.00	10/01/21
14	30309670	RT	Grapevine	TX	Actual/360	4.155%	56,103.92	33,003.52	0.00	N/A	06/01/25	--	16,203,298.61	16,170,295.09	10/01/21
15	30309650	MF	Mobile	AL	Actual/360	4.570%	65,557.79	26,395.76	0.00	N/A	06/01/22	--	17,214,299.83	17,187,904.07	10/01/21
16	30309671	OF	Brandon	FL	Actual/360	4.300%	56,482.48	31,604.64	0.00	N/A	05/01/25	--	15,762,551.96	15,730,947.32	03/01/21
17	30309672	MF	Silverdale	WA	Actual/360	4.229%	37,633.33	84,439.27	0.00	N/A	05/01/30	--	10,678,647.72	10,594,208.45	10/01/21
18	30309641	SS	Rancho Cucamonga	CA	Actual/360	4.590%	30,610.31	15,473.91	0.00	N/A	04/01/25	--	8,002,695.18	7,987,221.27	10/01/21
19	30309642	SS	Salt Lake City	UT	Actual/360	4.450%	20,712.61	11,021.67	0.00	N/A	04/01/25	--	5,585,423.44	5,574,401.77	10/01/21
20	30309655	MF	Tampa	FL	Actual/360	4.000%	47,534.97	22,239.28	0.00	N/A	04/01/25	--	14,260,491.86	14,238,252.58	10/01/21
21	30309673	RT	Mission Viejo	CA	Actual/360	4.075%	40,778.15	21,849.25	0.00	N/A	06/01/25	--	12,008,289.92	11,986,440.67	10/01/21
22	30309674	LO	Chester	VA	Actual/360	4.068%	37,038.71	22,647.93	0.00	N/A	05/01/25	--	10,925,872.01	10,903,224.08	10/01/21
23	30309675	LO	Santa Barbara	CA	Actual/360	3.800%	33,250.00	0.00	0.00	N/A	03/01/25	--	10,500,000.00	10,500,000.00	10/01/21
24	30309676	RT	San Marcos	CA	Actual/360	4.080%	32,241.47	14,516.30	0.00	N/A	05/01/25	--	9,482,784.63	9,468,268.33	10/01/21
25	30309677	MF	Lake Dallas	TX	Actual/360	3.853%	28,541.90	16,008.45	0.00	N/A	03/01/25	--	8,890,402.50	8,874,394.05	10/01/21
26	30309645	MF	Houston	TX	Actual/360	4.200%	31,444.34	14,278.77	0.00	N/A	05/01/25	--	8,984,097.64	8,969,818.87	10/01/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 14 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
27	30309678	LO	Midlothian	VA	Actual/360	4.068%	27,779.03	16,985.95	0.00	N/A	05/01/25	--	8,194,403.95	8,177,418.00	10/01/21
28	30309679	MU	Glendale	CA	Actual/360	3.899%	26,746.83	15,462.35	0.00	N/A	05/01/25	--	8,231,904.42	8,216,442.07	10/01/21
29	30309653	RT	Puyallup	WA	Actual/360	4.355%	25,688.18	14,160.32	0.00	N/A	04/01/25	--	7,078,259.42	7,064,099.10	10/01/21
30	30309680	MF	Haltom City	TX	Actual/360	3.853%	22,321.26	12,519.46	0.00	N/A	03/01/25	--	6,952,762.60	6,940,243.14	10/01/21
31	30309647	OF	Hickory	NC	Actual/360	4.350%	23,250.70	12,840.65	0.00	N/A	04/01/25	--	6,413,985.41	6,401,144.76	10/01/21
32	30309681	RT	Weston	FL	Actual/360	4.270%	22,399.57	12,611.34	0.00	N/A	06/01/25	--	6,294,961.33	6,282,349.99	10/01/21
33	30309682	MU	Lighthouse Point	FL	Actual/360	3.925%	20,560.07	11,137.74	0.00	N/A	04/01/25	--	6,285,882.56	6,274,744.82	10/01/21
34	30309646	MF	Dalton	GA	Actual/360	4.250%	19,797.03	10,703.24	0.00	N/A	03/01/25	--	5,589,750.20	5,579,046.96	10/01/21
35	30309683	RT	Midlothian	IL	Actual/360	4.350%	19,723.00	10,892.43	0.00	N/A	04/01/25	--	5,440,828.25	5,429,935.82	10/01/21
36	30309648	RT	Chicago	IL	Actual/360	4.440%	20,424.66	10,165.43	0.00	N/A	05/01/25	--	5,520,177.03	5,510,011.60	10/01/21
37	30309684	RT	Frisco	TX	Actual/360	3.995%	18,488.77	8,707.47	0.00	N/A	03/01/25	--	5,553,573.00	5,544,865.53	10/01/21
38	30309651	MU	New York	NY	Actual/360	4.300%	17,871.31	9,999.85	0.00	N/A	05/01/25	--	4,987,342.36	4,977,342.51	10/01/21
39	30309685	RT	Birmingham	AL	Actual/360	4.100%	17,303.30	9,272.61	0.00	N/A	04/01/25	--	5,064,380.11	5,055,107.50	10/01/21
40	30309686	LO	Springfield	VT	Actual/360	4.122%	15,423.90	9,285.83	0.00	N/A	04/01/25	--	4,489,674.04	4,480,388.21	10/01/21
41	30309687	RT	Chino Hills	CA	Actual/360	4.200%	17,091.24	7,359.62	0.00	N/A	04/01/25	--	4,883,210.16	4,875,850.54	10/01/21
42	30309652	RT	Hollywood	FL	Actual/360	3.800%	15,459.57	7,838.30	0.00	N/A	05/01/25	--	4,881,970.54	4,874,132.24	10/01/21
43	30309688	RT	Valley Village	CA	Actual/360	4.350%	15,322.89	12,044.75	0.00	N/A	06/01/25	--	4,227,004.06	4,214,959.31	10/01/21
44	30309689	OF	Boston	MA	Actual/360	3.900%	13,594.25	12,522.30	0.00	N/A	06/01/25	--	4,182,847.27	4,170,324.97	10/01/21
45	30309690	RT	Long Beach	CA	Actual/360	4.430%	16,612.50	0.00	0.00	N/A	06/01/25	--	4,500,000.00	4,500,000.00	10/01/21
46	30309691	RT	Long Beach	CA	Actual/360	3.955%	11,319.26	10,220.31	0.00	N/A	06/01/25	--	3,434,416.32	3,424,196.01	10/01/21
47	30309649	RT	Kinston	NC	Actual/360	4.340%	12,187.17	6,334.39	0.00	N/A	04/01/25	--	3,369,723.65	3,363,389.26	10/01/21
48	30309692	RT	Katy	TX	Actual/360	3.920%	10,712.68	6,942.22	0.00	N/A	05/01/25	--	3,279,390.95	3,272,448.73	10/01/21
49	30309693	MF	Mesquite	NV	Actual/360	4.700%	12,240.64	5,911.68	0.00	N/A	05/01/25	--	3,125,270.47	3,119,358.79	10/01/21
50	30309643	RT	Panama City Beach	FL	Actual/360	4.100%	11,872.92	0.00	0.00	N/A	04/01/25	--	3,475,000.00	3,475,000.00	10/01/21
51	30309694	MF	Arlington	TX	Actual/360	4.393%	10,154.65	4,854.89	0.00	N/A	04/01/25	--	2,774,179.27	2,769,324.38	10/01/21
52	30309695	MF	Arlington	TX	Actual/360	4.393%	9,057.95	4,330.56	0.00	N/A	04/01/25	--	2,474,567.90	2,470,237.34	10/01/21
53	30309656	RT	Shakopee	MN	Actual/360	4.225%	6,647.22	3,407.57	0.00	N/A	03/01/25	--	1,887,969.05	1,884,561.48	10/01/21
54	30309644	RT	West Columbia	SC	Actual/360	4.270%	6,760.83	0.00	0.00	N/A	05/01/25	--	1,900,000.00	1,900,000.00	10/01/21
Totals							2,848,566.87	803,314.32	0.00				842,884,874.07	842,081,559.75

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 15 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
01A1	12,539,793.07	13,688,143.11	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
01A4	12,539,793.07	13,688,143.11	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
02A2	10,811,377.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
03A2	8,500,000.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
03A5	8,500,000.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
04A2	3,861,243.80	1,716,309.04	01/01/21	03/31/21	03/11/21	16,855,198.13	353,004.06	125,590.90	767,464.26	0.00	0.00
05A1-3	27,858,784.22	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	14,591,410.01	13,979,128.16	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
7	2,396,584.78	3,103,606.57	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
08A1	(3,365,593.03)	493,959.59	01/01/21	08/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
9	9,644,288.56	8,268,464.48	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
10	2,553,372.44	2,775,660.12	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11	1,747,451.18	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	2,049,799.27	2,040,878.96	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
13	2,199,505.42	539,025.70	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1,516,496.57	1,288,005.82	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,398,015.18	1,376,528.78	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
16	(414,578.49)	0.00	--	--	09/13/21	1,847,106.66	31,434.06	80,903.33	581,406.39	0.00	0.00
17	2,449,676.41	2,552,929.56	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
18	770,220.02	820,416.31	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
19	551,902.58	589,751.07	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,163,938.45	473,261.82	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,445,549.13	1,620,463.99	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,065,792.02	1,553,836.00	07/01/20	06/30/21	12/11/20	2,270,970.41	0.00	0.00	0.00	50,169.85	0.00
23	283,694.12	1,072,165.84	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
24	576,913.54	630,072.32	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
25	2,475,822.04	2,231,387.88	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
26	695,642.37	754,308.46	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 16 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
27	625,561.83	1,038,775.60	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
28	976,579.03	994,544.32	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
29	502,842.11	345,454.04	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
30	2,209,161.66	2,093,267.76	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
32	728,512.67	725,710.40	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
33	494,726.96	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
35	470,808.00	470,808.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
36	627,659.00	571,747.68	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
37	382,386.31	475,415.62	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
38	304,811.32	0.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
39	903,114.80	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
40	610,765.88	424,528.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
41	612,194.70	704,542.04	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
42	615,194.83	967,067.24	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
43	575,043.66	589,154.40	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
44	1,926,951.03	2,159,690.82	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
45	479,333.09	520,168.16	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
46	444,331.53	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
47	328,115.81	142,614.80	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
48	869,667.72	1,084,529.20	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
49	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
50	279,219.80	279,219.80	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
51	229,596.89	252,676.67	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
52	305,958.23	310,019.18	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
53	238,581.00	111,587.49	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
54	167,000.04	160,320.04	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	146,315,011.63	89,678,287.95				20,973,275.20	384,438.12	206,494.23	1,348,870.65	50,169.85	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 17 of 28

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential					Page 18 of 28

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
10/18/21	0	0.00	0	0.00	2	69,230,947.32	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.055443%	4.031215%	43
09/17/21	0	0.00	0	0.00	2	69,262,551.96	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.055453%	4.031220%	44
08/17/21	0	0.00	0	0.00	2	69,292,164.21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.055460%	4.031221%	45
07/16/21	0	0.00	0	0.00	2	69,321,667.21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.055466%	4.031222%	46
06/17/21	1	40,000,000.00	1	15,852,947.93	1	53,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.055476%	4.031227%	47
05/17/21	2	26,894,240.37	1	40,000,000.00	1	53,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.055481%	4.031228%	48
04/16/21	0	0.00	1	40,000,000.00	2	64,534,294.06	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.055491%	4.031232%	49
03/17/21	0	0.00	1	40,000,000.00	2	64,555,254.14	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.055497%	4.031232%	50
02/18/21	0	0.00	1	40,000,000.00	2	64,579,884.03	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.055514%	4.031244%	51
01/15/21	1	40,000,000.00	0	0.00	2	64,600,684.97	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.055519%	4.031244%	52
12/17/20	1	40,000,000.00	0	0.00	2	64,621,413.30	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.055524%	4.031244%	53
11/18/20	1	40,000,000.00	0	0.00	2	64,643,324.07	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.055533%	4.031248%	54
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																		Page 19 of 28

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
04A2	30309658	04/01/21	5	6	125,590.90	767,464.26	55,150.05	53,500,000.00
16	30309671	03/01/21	6	6	80,903.33	581,406.39	54,947.66	15,942,347.33	07/28/20	13
Totals					206,494.23	1,348,870.65	110,097.71	69,442,347.33
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 20 of 28

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		17,187,904	17,187,904	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		687,299,447	618,068,500	69,230,947		0
49 - 60 Months		0	0	0		0
> 60 Months		137,594,208	137,594,208	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Oct-21	842,081,560	772,850,612	0	0	69,230,947	0
Sep-21	842,884,874	773,622,322	0	0	69,262,552	0
Aug-21	843,641,725	774,349,560	0	0	69,292,164	0
Jul-21	844,395,937	775,074,270	0	0	69,321,667	0
Jun-21	845,191,440	735,838,492	40,000,000	15,852,948	53,500,000	0
May-21	845,940,248	725,546,008	26,894,240	40,000,000	53,500,000	0
Apr-21	846,730,539	742,196,245	0	40,000,000	64,534,294	0
Mar-21	847,473,979	742,918,725	0	40,000,000	64,555,254	0
Feb-21	848,347,655	743,767,771	0	40,000,000	64,579,884	0
Jan-21	849,085,451	744,484,766	40,000,000	0	64,600,685	0
Dec-20	849,820,676	745,199,263	40,000,000	0	64,621,413	0
Nov-20	850,597,867	745,954,543	40,000,000	0	64,643,324	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
08A1	30309659	40,000,000.00	40,000,000.00	251,000,000.00	11/24/14	(3,612,409.51)	(0.57000)	12/31/20	03/01/25	I/O
16	30309671	15,730,947.32	15,942,347.33	12,820,000.00	11/06/20	(590,925.49)	(0.56000)	06/30/20	05/01/25	282
22	30309674	10,903,224.08	10,903,224.08	10,400,000.00	08/25/20	1,423,510.00	1.99000	06/30/21	05/01/25	282
Totals		66,634,171.40	66,845,571.41	274,220,000.00		(2,779,825.00)

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 22 of 28

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
08A1	30309659	LO	NY	05/29/20	1

10/7/2021: The loan is part of a $200MM debt package that includes 3 pari passu A notes totaling $155MM, a $20MM B note, and a $25MM mezz note. The loans transferred to Special Servicing on 6/1/20 due to imminent monetary default, the loan was due for the 5/1/20 payment and the borrower was disputing the master servicer’s use of the excess cash reserve which has been depleted. The loan is cash managed and in a trigger period. The loan is secured by the Hilton Garden Inn

W. 54th St, a 34 story select servi ce hotel with 401 rooms located in Midtown Manhattan. The borrower re-opened the hotel on 9/4/20. The borrower and noteholders continue to negotiate reinstatement terms but not agreement has been reached to date. A foreclosure complaint is being drafted. A NOD has been sent to the borrower and cure right notice were sent to the sub debt holders pursuant to the ICAs.

16	30309671	OF	FL	07/28/20	13

10/5/2021: The borrower delivered written notice of inability to pay the loan payments and offered up a deed-in-lieu. The previous modification provided for the Borrower to consent to the receiver. HSBC left the property in June 2018. Property has an envi ronmental issue tied to a leak in the elevator shaft. The Receivership order was filed and signed a day later by the judge. The Receiver is in place and managing the property. JLL was chosen to handle the leasing. The building is

100% vacant. Receiver lis ted the property with CBRE in Tampa, Florida. Marketing commenced 8/15/2021. Many tours have taken place with interest still scheduling tours with broker. Two tenant prospects sent LOI''s to lease the entire 120,000

sq.ft. building. Negotiations are in pr ocess. Best and final offers were received 10/4/2021. Offers will be reviewed, and discussed with investor parties 10/8.

22	30309674	LO	VA	07/07/20	1

10/4/2021- Loan transferred to MLS Special Servicing on 7-11-2020 due to delinquency. Loan is past due for the 5/1/2020 and subsequent loan payments. Subject collateral is a seven-story 118 key extended stay hotel located in Chester, VA.

Property was buil t in 2001 and renovated in 2013. Special Servicer has finalized a full reinstatement agreement with the Borrower and will work on transferring this loan back to the Master Servicer.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential								Page 23 of 28

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
7	30309665	50,000,000.00	4.20000%	50,000,000.00	4.20000%	8	06/29/20	05/01/20	07/02/20
7	30309665	0.00	4.20000%	0.00	4.20000%	8	07/02/20	05/01/20	06/29/20
27	30309678	8,419,847.05	4.06800%	8,419,847.05	4.06800%	8	07/30/20	05/01/20	07/31/20
27	30309678	0.00	4.06800%	0.00	4.06800%	8	07/31/20	05/01/20	07/30/20
41	30309687	4,979,658.91	4.20000%	4,979,658.91	4.20000%	8	07/23/20	08/01/20	07/31/20
41	30309687	0.00	4.20000%	0.00	4.20000%	8	07/31/20	08/01/20	07/23/20
Totals		63,399,505.96		63,399,505.96
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential											Page 25 of 28

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 26 of 28

				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
04A2	0.00	0.00	(146,010.40)	0.00	0.00	57,869.52	0.00	0.00	0.00	0.00	0.00	0.00
08A1	0.00	0.00	(15,926.87)	0.00	0.00	0.00	0.00	0.00	49.79	0.00	0.00	0.00
16	0.00	0.00	3,283.86	0.00	0.00	6,557.23	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	0.00	2,276.22	0.00	0.00	(7,935.65)	0.00	0.00	832.51	0.00	0.00	0.00
Total	0.00	0.00	(156,377.19)	0.00	0.00	56,491.10	0.00	0.00	882.30	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		(99,003.79)

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Supplemental Notes
None

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